Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Balance at start of period	$ 11	$ 6
Additional allowance	1	5
Write offs	(7)	(1)
Reversals	(1)	0
Change due to translation differences	(1)	1
Balance at end of period	$ 3	$ 11